DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

18. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        In 2009, 2008 and 2007, the Group entered into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2013 mature in 2014-2015.

        In aggregate the Group entered into interest rate swap agreements designated to manage the exposure of changes in variable interest rate relate to 1.1% of the Group's USD- and Euro- denominated bank loans outstanding as of December 31, 2013.

        In addition to the above, the Group has also entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD- and Euro- denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts mature in 2019-2020.

        The Group entered into cross-currency interest rate swap agreements designated to manage the exposure of changes in variable interest rate and currency exchange rate for 33.5% of its USD- and Euro- denominated bank loans outstanding as of December 31, 2013.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position as of December 31, 2013 and 2012.

		December 31,
	Statements of financial position location	2013	2012
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	1,825	94
Interest rate swaps	Other non-current assets	12	41

Total		1,837	135

Liability derivatives
Interest rate swaps	Other long-term liabilities	(389)	(386)
Interest rate swaps	Other payables	(32)	(17)

Total		(421)	(403)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations and comprehensive income for the years ended December 31, 2013, 2012 and 2011. The amounts presented include the ineffective portion of derivative instruments and the amounts reclassified into earnings from accumulated other comprehensive income.

		Years ended December 31,
	Location of loss recognized	2013	2012	2011
Interest rate swaps	Interest expense	(184)	(429)	(398)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(777)	(235)	(120)

Total		(961)	(664)	(518)

        The following table presents the amount of ineffective portion of Group's derivative instruments designated as hedges in the consolidated statements of operations and comprehensive income for the years ended December 31, 2013, 2012 and 2011.

		Years ended December 31,
	Location of gain / (loss) recognized	2013	2012	2011
Interest rate swaps	Interest (expense) / income	(28)	(183)	233
Cross-currency interest rate swaps	Currency exchange and transaction gain	—	—	55

Total		(28)	(183)	288

        In May 2013, the Group repaid the full amount due under the HSBC bank credit facility granted to MTS OJSC in 2004 with an original maturity in November 2013. The voluntary prepayment of principal and interest in the amount of RUB 102 million ($3.2 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In May 2013, the Group repaid the full amount due under the Citibank credit facility granted to MTS OJSC in 2005 with an original maturity in May 2014. The voluntary prepayment of principal and interest in the amount of RUB 686 million ($21.8 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In April 2013, the Group repaid the full amount due under the HSBC bank credit facility granted to MTS OJSC in 2004 with an original maturity in October 2013. The voluntary prepayment of principal and interest of RUB 132 million ($4.2 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In March 2013, the Group repaid the full amount due under the HSBC bank credit facility granted to MTS OSJC in 2004 with an original maturity in September 2013. The voluntary prepayment of principal and interest in the amount of RUB 276 million ($8.9 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In February 2011, the Group repaid the full amount due under the Barclays bank credit facility granted to MTS OJSC in 2005 with an original maturity in 2014. The voluntary prepayment of principal and interest in the amount of RUB 1,373 million ($46.3 million) resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        After the termination of hedging relationships any amounts accumulated in other comprehensive income and associated with the prepaid debt have been reclassified into earnings, going forward those derivatives are marked to market through earnings.

        The following table presents the amount of accumulated other comprehensive loss reclassified into earnings during the years ended December 31, 2013, 2012 and 2011 due to termination of hedging relationships.

		Years ended December 31,
	Location of (loss) recognized	2013	2012	2011
Interest rate swaps	Interest expense	(33)	—	(58)

Total		(33)	—	(58)

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2013, 2012 and 2011.

	2013	2012	2011
Accumulated derivatives income / (loss), beginning of the year, net of tax of 4 and (60) and (113), respectively	21	(241)	(453)
Fair value adjustments on hedging derivatives, net of tax of 138 and (29) and (9), respectively	691	(204)	(100)
Amounts reclassified into earnings during the period, net of tax of 151 and 93 and 62, respectively	755	466	312

Accumulated derivatives income / (loss), end of the year, net of tax of 293 and 4 and (60), respectively	1,467	21	(241)

        As of December 31, 2013, the outstanding hedging instruments were highly effective. Approximately RUB 322 million of net loss is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedging instruments were included in cash flows from operating and financing activities in the consolidated statements of cash flows for the years ended December 31, 2013, 2012 and 2011.

Non-designated derivative instruments

        Foreign currency options—In 2010 and 2009, the Group entered into foreign currency option agreements to manage the exposure to changes in currency exchange rates related to USD-denominated debt obligations. According to the agreements, the Group had a combination of put and call option rights to acquire $330.0 million (RUB 10,022 million) at rates within a range specified in contracts. These contracts were not designated for hedge accounting purposes. These currency option agreements matured in 2012.

        The following table presents the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations and comprehensive income for the years ended December 31, 2013, 2012 and 2011.

		Years ended December 31,
	Location of gain / (loss) recognized	2013	2012	2011
Foreign currency options	Currency exchange and transaction (loss) / gain	—	(4)	96

Total		—	(4)	96

  Fair value of derivative instruments

        The Group measured assets and liabilities associated with derivative agreements at fair value Level 2 on a recurring basis. There were no assets and liabilities associated with derivative agreements measured at fair value Level 1 and Level 3 as of December 31, 2013 and 2012 (Note 2 and 19).

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements as of December 31, 2013 and 2012:

	Significant other observable inputs (Level 2) as of December 31, 2013	Significant other observable inputs (Level 2) as of December 31, 2012
Assets
Interest rate swap agreements	12	41
Cross-currency interest rate swap agreements	1,825	95
Liabilities
Interest rate swap agreements	(421)	(403)